BIOLOGICAL ASSETS	6 Months Ended
Jun. 30, 2020
BIOLOGICAL ASSETS
BIOLOGICAL ASSETS

13.BIOLOGICAL ASSETS

The rollforward of biological assets is set forth below:

Balances on December 31, 2018	4,935,905
Business combination	4,579,526
Addition	2,849,039
Depletion	(1,905,118)
Gain on fair value adjustment	185,399
Disposal	(23,764)
Other write-offs	(49,488)
Balances on December 31, 2019	10,571,499
Addition	1,401,424
Depletion	(1,433,410)
Transfers	678
Gain on fair value adjustment	173,733
Disposal	(39,910)
Other write-offs	(1,290)
Balances on June 30, 2020	10,672,724

For the six-month period ended June 30, 2020, the Company reassessed the main assumptions used in measuring the fair value of biological assets. The fair value of forests is determined by the income method (“income approach”) using the discounted cash flow model.

The calculation of fair value of the biological assets falls under Level 3 in the hierarchy set forth in IFRS 13 — Measurement of Fair Value, due to the complexity and structure of calculation.

The main assumptions, IMA, discount rate, and selling price stand out as being the most sensitive where increases or reductions in these assumptions generate significant gains or losses in the measurement of fair value.

The assumptions used in measurement of the fair value of biological assets were:

i)Average cycle of forest formation of 6 and 7 years;

ii)Effective area of forest from the 3rd year of planting;

iii)Average annual increment consists of the estimated volume of production of wood with bark in m3 per hectare, ascertained based on the genetic material used in each region, silvicultural practices and forest management, production potential, climate factors and ground conditions;

iv)The estimated average standard cost per hectare includes expenses on silvicultural and forest management applied to each year of formation of the biological cycle of forests, plus costs of land lease agreements and opportunity cost of own land;

v)The average gross selling prices of eucalyptus were based on specialized research on transactions carried out by the Company with independent third parties and/or weighted by the cost of formation plus cost of capital plus estimated margin for regions where there is no market benchmark available; and

vi)The discount rate used in cash flows is measured based on capital structure and other economic assumptions in an independent market participant in the sale of standing wood (forests).

The following table discloses the measurement of the premises adopted:

June 30,
2020
Planted useful area (hectare)	960,109
Mature assets	107,861
Immature assets	852,248
Average annual growth (IMA) - m3 /hectare /year	36.16
Average gross sale price of eucalyptus - R$/m3	66.86
Discount rate - %	8.6%

The pricing model considers net cash flows, after deduction of taxes on profit at the applicable rates.

The fair value adjustment recognized in year ended June 30, 2020 is justified by variation of indicators mentioned above, which combined resulted in a positive variation of R$173,733. The fair value adjustment was recognized under other operating income (expense), net.

June 30,
2020
Physical changes	384,574
Price	(210,841)
173,733

The Company manages the financial risks related to agricultural activities in a preventive manner. To reducing risks from edaphoclimatic factors, the weather is monitored through meteorological stations and, in the event of pests and diseases, our Department of Forestry Research and Development, an area specialized in physiological and phytosanitary aspects, has procedures to diagnose and act rapidly against any occurrences and losses.

The Company has no biological assets pledged in the year ended June 30, 2020.